Share-Based Compensation - Schedule of Common Shares Issued to Consultants and the Related Fair Value at Issuance (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Activity Related to Restricted Common Stock [Line Items]
Number of shares, Beginning balance	45,387	67,795	68,664
Weighted average grant- date fair value per share, Beginning balance	$ 1.53	$ 1.72	$ 1.53
Number of shares, Ending balance		45,387	67,795
Weighted average grant- date fair value per share, Ending balance		$ 1.53	$ 1.72
Number of shares, Granted			12,783
Weighted average grant- date fair value per share, Granted			$ 2.99
Number of shares, Vested	(45,387)	(9,624)	(13,652)
Weighted average grant- date fair value per share, Vested	$ 1.53	$ 1.53	$ 1.96
Number of shares, Cancelled		(12,783)
Weighted average grant- date fair value per share, Cancelled		$ 2.99